Schedule of Reconciliation of (Loss)/profit After Income Tax to Net Cash Used in Operating Activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities
Loss After Income Tax Expense for the Year	$ (11,099,171)	$ (16,389,292)	$ (11,571,240)
Adjustments for:
Gain from sale of equipment			(16,137)
Fair value loss on investments	255,537	833,951	2,577,419
Amortization of financial liability	324,962	577,961	928,281
Depreciation	519,631	592,385	456,904
Impairment loss of financial assets	1,594,060
Management fee			(47,423)
Share based payments (Note 28)	(1,261,489)	335,669	780,235
Non-cash finance costs	5,315,063	(624,654)	(1,870,042)
Fair value loss on derivative liabilites	62,226
Foreign exchange movement on financial liability	359,725	226,908	24,883
Gain from sale of investment	(6,934,776)	(51,464)
Impairment and equity method loss of Snow Lake Resources	3,211,587	7,687,745
Share of loss - associates		1,975,595	6,254,759
Foreign exchange gain intercompany loans	(87,888)	201,545	(868,392)
Change in operating assets and liabilities:
Increase/(Decrease) in trade and other receivables	(37,292)	160,561	(96,579)
Increase in trade and other payables	137,446	806,322	363,655
Net cash used in operating activities	$ (7,640,379)	$ (3,666,768)	$ (3,083,677)